Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Small Business (Detail) - Small business [member] - Retail loans [member] $ in Millions	Oct. 31, 2018 CAD ($)
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 4,866
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,050
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,332
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	273
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	167
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	44
Stage one exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	4,495
Stage one exposure [Member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,004
Stage one exposure [Member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	2,230
Stage one exposure [Member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	95
Stage one exposure [Member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	166
Stage two exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	327
Stage two exposure [Member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	46
Stage two exposure [Member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	102
Stage two exposure [Member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	178
Stage two exposure [Member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1
Stage three exposure [Member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	44
Stage three exposure [Member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 44